Financial risk management - Credit risk, narrative (Details) - Credit risk - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross amounts offset	£ 0	£ 0
Bank account and bank overdraft
Disclosure of detailed information about financial instruments [line items]
Gross amounts offset	£ 0	£ 0